Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Summary of assets and liabilities of the Company Variable Interest Entities
	December 31,
	2012	2011
Total assets	$211,000	$230,000
Total liabilities	$182,000	$185,000